PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Voya High Yield Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 93.7%
Basic Materials : 7.1%
1,525,000
(1)
Arsenal AIC Parent
LLC, 8.000%,
10/01/2030 $ 1,602,235
0.4
950,000
(1)
Axalta Coating Systems
Dutch Holding B BV,
7.250%,
02/15/2031 987,709
0.2
300,000
(1)
Axalta Coating
Systems LLC, 3.375%,
02/15/2029 268,889
0.1
1,250,000
(1)
Cleveland-Cliffs, Inc.,
4.625%,
03/01/2029 1,184,605
0.3
625,000
(1)(2)
Cleveland-Cliffs, Inc.,
4.875%,
03/01/2031 554,049
0.1
1,150,000
(1)
Coeur Mining, Inc.,
5.125%,
02/15/2029 1,079,101
0.3
1,400,000
(1)
Consolidated Energy
Finance SA, 5.625%,
10/15/2028 1,191,542
0.3
1,450,000
(1)
Constellium SE,
5.625%,
06/15/2028 1,420,522
0.4
250,000
(1)
Constellium SE,
5.875%,
02/15/2026 249,144
0.1
1,350,000
(1)
First Quantum
Minerals Ltd., 6.875%,
10/15/2027 1,321,734
0.3
1,850,000
(1)
Hudbay Minerals, Inc.,
4.500%,
04/01/2026 1,811,410
0.4
1,225,000
(1)
Illuminate Buyer LLC
/ Illuminate Holdings
IV, Inc., 9.000%,
07/01/2028 1,236,048
0.3
1,350,000
(1)
INEOS Quattro Finance
2 PLC, 3.375%,
01/15/2026 1,292,794
0.3
1,400,000
(1)(3)
Iris Holdings, Inc.,
8.750% (PIK Rate
9.500%, Cash Rate
8.750%),
02/15/2026 1,152,457
0.3
975,000
(1)
LSF11 A5 HoldCo LLC,
6.625%,
10/15/2029 923,905
0.2
1,575,000
(1)
Mativ Holdings, Inc.,
6.875%,
10/01/2026 1,566,633
0.4
925,000
(1)
NOVA Chemicals Corp.,
8.500%,
11/15/2028 982,700
0.2
400,000
(1)
Novelis Corp., 3.250%,
11/15/2026 376,796
0.1
975,000
(1)
Novelis Corp., 3.875%,
08/15/2031 845,045
0.2
350,000
(1)
Novelis Corp., 4.750%,
01/30/2030 325,036
0.1
1,125,000
(1)
Nufarm Australia Ltd. /
Nufarm Americas, Inc.,
5.000%,
01/27/2030 1,031,797
0.3
550,000
(1)(2)
Olympus Water US
Holding Corp., 4.250%,
10/01/2028 501,006
0.1
775,000
(1)
Olympus Water US
Holding Corp., 6.250%,
10/01/2029 708,313
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
800,000
(1)
Olympus Water US
Holding Corp., 7.125%,
10/01/2027 $ 803,971
0.2
1,575,000
(1)
SPCM SA, 3.125%,
03/15/2027 1,450,452
0.4
1,500,000
(1)
Trinseo Materials
Operating SCA / Trinseo
Materials Finance, Inc.,
5.125%,
04/01/2029 587,804
0.1
1,750,000
(1)(2)
Tronox, Inc., 4.625%,
03/15/2029 1,581,586
0.4
1,725,000
(1)
WR Grace Holdings
LLC, 5.625%,
08/15/2029 1,591,744
0.4
28,629,027
7.1
Communications : 11.5%
900,000
(1)
Beasley Mezzanine
Holdings LLC, 8.625%,
02/01/2026 533,250
0.1
3,100,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
08/15/2030 2,626,743
0.6
2,300,000  CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
05/01/2032 1,854,022
0.5
1,725,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.000%,
02/01/2028 1,614,128
0.4
1,775,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.125%,
05/01/2027 1,705,697
0.4
675,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.500%,
05/01/2026 668,928
0.2
1,650,000
(1)
Connect Finco Sarl /
Connect US Finco LLC,
6.750%,
10/01/2026 1,593,918
0.4
3,325,000
(1)
CSC Holdings LLC,
11.250%,
05/15/2028 2,899,784
0.7
2,400,000
(1)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 2,259,411
0.6
2,300,000
(1)
DISH Network Corp.,
11.750%,
11/15/2027 2,257,322
0.6
1,175,000
(1)
GCI LLC, 4.750%,
10/15/2028 1,073,584
0.3
1,825,000
(1)
Gray Escrow II, Inc.,
5.375%,
11/15/2031 1,036,045
0.2
1,250,000
(1)
Gray Television, Inc.,
7.000%,
05/15/2027 1,152,011
0.3
2,015,000
(1)
Level 3 Financing, Inc.,
4.000%,
04/15/2031 1,062,912
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
2,000,000
(1)
Level 3 Financing, Inc.,
10.500%,
05/15/2030 $ 1,990,828
0.5
2,100,000
(1)
Match Group Holdings
II LLC, 4.625%,
06/01/2028 1,967,336
0.5
1,285,000
(1)
McGraw-Hill Education,
Inc., 8.000%,
08/01/2029 1,250,636
0.3
1,125,000
(1)(2)
Outfront Media Capital
LLC / Outfront Media
Capital Corp., 4.625%,
03/15/2030 1,014,674
0.2
800,000
(4)
Paramount Global,
6.250%,
02/28/2057 652,945
0.2
2,500,000
(1)(2)
Scripps Escrow, Inc.,
5.875%,
07/15/2027 1,513,113
0.4
645,000
(1)
Sirius XM Radio, Inc.,
3.125%,
09/01/2026 607,421
0.1
3,275,000
(1)
Sirius XM Radio, Inc.,
5.000%,
08/01/2027 3,138,109
0.8
1,450,000
(1)
Stagwell Global LLC,
5.625%,
08/15/2029 1,340,435
0.3
681,000
(1)
Telecom Italia Capital
SA, 6.000%,
09/30/2034 645,316
0.2
706,000
(1)
Telecom Italia Capital
SA, 6.375%,
11/15/2033 691,520
0.2
975,000
(1)
Uber Technologies, Inc.,
8.000%,
11/01/2026 984,534
0.2
425,000
(1)
Univision
Communications, Inc.,
4.500%,
05/01/2029 357,631
0.1
2,135,000
(1)
Univision
Communications, Inc.,
6.625%,
06/01/2027 2,046,006
0.5
550,000
(1)
Univision
Communications, Inc.,
8.000%,
08/15/2028 536,873
0.1
900,000
(1)(2)
Viasat, Inc., 6.500%,
07/15/2028 682,233
0.2
700,000
(1)(2)
Viasat, Inc., 7.500%,
05/30/2031 465,877
0.1
1,025,000
(1)
Viavi Solutions, Inc.,
3.750%,
10/01/2029 867,171
0.2
2,275,000
(1)
Virgin Media Vendor
Financing Notes
IV DAC, 5.000%,
07/15/2028 2,026,321
0.5
1,550,000
(1)
Vmed O2 UK Financing
I PLC, 4.750%,
07/15/2031 1,309,348
0.3
46,426,082
11.5
Consumer, Cyclical : 19.4%
1,400,000
(1)
Adient Global
Holdings Ltd., 4.875%,
08/15/2026 1,362,737
0.3
525,000
(1)(2)
Adient Global
Holdings Ltd., 8.250%,
04/15/2031 548,446
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,300,000
(1)
Allison Transmission,
Inc., 5.875%,
06/01/2029 $ 1,283,170
0.3
1,225,000
(1)(2)
Amer Sports Co.,
6.750%,
02/16/2031 1,220,988
0.3
1,175,000
(1)(2)
American Airlines, Inc.,
7.250%,
02/15/2028 1,176,999
0.3
483,333
(1)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.500%,
04/20/2026 479,484
0.1
975,000
(1)(2)
Arko Corp., 5.125%,
11/15/2029 849,569
0.2
900,000
(2)
Asbury Automotive
Group, Inc., 4.500%,
03/01/2028 853,873
0.2
775,000  Asbury Automotive
Group, Inc., 4.750%,
03/01/2030 719,117
0.2
1,175,000
(1)
Ashton Woods USA
LLC / Ashton Woods
Finance Co., 4.625%,
08/01/2029 1,059,897
0.3
1,175,000  Bath & Body Works,
Inc., 6.750%,
07/01/2036 1,170,979
0.3
345,000
(1)
Bath & Body Works,
Inc., 9.375%,
07/01/2025 357,145
0.1
1,150,000
(1)(3)
BCPE Ulysses
Intermediate, Inc.,
7.750% (PIK Rate
8.500%, Cash Rate
7.750%),
04/01/2027 1,122,265
0.3
1,075,000
(1)
Brinker International,
Inc., 5.000%,
10/01/2024 1,072,558
0.3
1,475,000
(1)(2)
Caesars Entertainment,
Inc., 4.625%,
10/15/2029 1,353,299
0.3
1,550,000
(1)
Caesars Entertainment,
Inc., 7.000%,
02/15/2030 1,584,574
0.4
1,100,000
(1)
Carnival Corp., 4.000%,
08/01/2028 1,034,344
0.3
2,325,000
(1)
Carnival Corp., 6.000%,
05/01/2029 2,298,134
0.6
2,425,000
(1)(3)
Carvana Co., 12.000%
(PIK Rate 12.000%,
Cash Rate 0.000%),
12/01/2028 2,609,775
0.6
1,575,000
(1)
CCM Merger, Inc.,
6.375%,
05/01/2026 1,564,273
0.4
1,250,000
(1)
Dream Finders
Homes, Inc., 8.250%,
08/15/2028 1,281,264
0.3
1,300,000  Ford Motor Credit
Co. LLC, 2.700%,
08/10/2026 1,221,423
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,250,000
(1)
Foundation Building
Materials, Inc., 6.000%,
03/01/2029 $ 1,110,694
0.3
375,000
(1)(2)
Gap, Inc., 3.625%,
10/01/2029 324,985
0.1
875,000
(1)
Gap, Inc., 3.875%,
10/01/2031 731,352
0.2
1,200,000
(1)
Gates Corp., 6.875%,
07/01/2029 1,222,428
0.3
1,125,000
(1)
Installed Building
Products, Inc., 5.750%,
02/01/2028 1,101,443
0.3
1,275,000
(1)
Interface, Inc., 5.500%,
12/01/2028 1,202,103
0.3
425,000
(1)
International Game
Technology PLC,
4.125%,
04/15/2026 414,037
0.1
1,700,000
(1)
International Game
Technology PLC,
5.250%,
01/15/2029 1,645,984
0.4
1,725,000
(1)
LCM Investments
Holdings II LLC,
4.875%,
05/01/2029 1,614,920
0.4
1,275,000
(1)(2)
Lithia Motors, Inc.,
4.375%,
01/15/2031 1,136,516
0.3
275,000  M/I Homes, Inc.,
3.950%,
02/15/2030 245,461
0.1
800,000  M/I Homes, Inc.,
4.950%,
02/01/2028 772,177
0.2
550,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 475,809
0.1
800,000
(1)
Macy's Retail Holdings
LLC, 6.125%,
03/15/2032 764,822
0.2
850,000
(1)
Melco Resorts
Finance Ltd., 5.250%,
04/26/2026 822,906
0.2
1,275,000
(1)
Melco Resorts
Finance Ltd., 5.375%,
12/04/2029 1,147,334
0.3
825,000  MGM Resorts
International, 4.625%,
09/01/2026 805,867
0.2
675,000
(2)
MGM Resorts
International, 4.750%,
10/15/2028 643,063
0.2
350,000  MGM Resorts
International, 6.500%,
04/15/2032 348,612
0.1
2,150,000
(1)(2)
Michaels Cos., Inc.,
5.250%,
05/01/2028 1,722,444
0.4
875,000  Murphy Oil USA, Inc.,
4.750%,
09/15/2029 830,146
0.2
450,000  Murphy Oil USA, Inc.,
5.625%,
05/01/2027 446,874
0.1
500,000
(1)
NCL Corp. Ltd.,
5.875%,
03/15/2026 494,666
0.1
675,000
(1)(2)
NCL Corp. Ltd.,
7.750%,
02/15/2029 702,254
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
200,000
(1)
NCL Corp. Ltd.,
8.375%,
02/01/2028 $ 209,150
0.0
725,000
(1)(2)
NCL Finance Ltd.,
6.125%,
03/15/2028 716,528
0.2
1,250,000  PETCO ANIMAL S
2/25/2028,
01/26/2023 1,156,875
0.3
1,225,000
(1)
Raising Cane's
Restaurants LLC,
9.375%,
05/01/2029 1,324,577
0.3
950,000
(1)
Ritchie Bros Holdings,
Inc., 7.750%,
03/15/2031 993,326
0.2
3,950,000
(1)
Royal Caribbean
Cruises Ltd., 5.375%,
07/15/2027 3,892,021
1.0
1,400,000  Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
03/01/2032 1,384,364
0.3
1,525,000  Sands China Ltd.,
5.125%,
08/08/2025 1,514,256
0.4
1,325,000
(1)(2)
Scientific Games
Holdings L.P./Scientific
Games US FinCo, Inc.,
6.625%,
03/01/2030 1,292,520
0.3
1,400,000
(1)
Scientific Games
International, Inc.,
7.000%,
05/15/2028 1,408,116
0.3
724,875
(1)
Staples, Inc., 12.750%,
01/15/2030 564,682
0.1
1,600,000
(1)(2)
Station Casinos LLC,
4.500%,
02/15/2028 1,507,017
0.4
1,050,000
(1)
STL Holding Co. LLC,
8.750%,
02/15/2029 1,097,005
0.3
975,000
(1)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 818,122
0.2
275,000
(1)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 248,335
0.1
1,470,000  United Airlines
Holdings, Inc., 4.875%,
01/15/2025 1,461,825
0.4
800,000
(1)
United Airlines, Inc.,
4.375%,
04/15/2026 773,734
0.2
2,675,000
(1)
Viking Cruises Ltd.,
5.875%,
09/15/2027 2,648,997
0.6
375,000
(1)
Viking Cruises Ltd.,
7.000%,
02/15/2029 377,281
0.1
1,275,000
(1)(2)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 6.375%,
02/01/2030 1,003,256
0.2
1,175,000
(2)
Walgreens Boots
Alliance, Inc., 4.800%,
11/18/2044 924,104
0.2
1,500,000
(1)
White Cap Buyer LLC,
6.875%,
10/15/2028 1,448,762
0.4
1,525,000
(1)
William Carter Co.,
5.625%,
03/15/2027 1,505,299
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,675,000
(1)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.250%,
05/15/2027 $ 1,634,927
0.4
1,000,000
(1)
ZF North America
Capital, Inc., 4.750%,
04/29/2025 988,127
0.2
600,000
(1)
ZF North America
Capital, Inc., 6.875%,
04/14/2028 612,124
0.1
78,456,540
19.4
Consumer, Non-cyclical : 19.8%
1,325,000
(1)(2)
1375209 BC Ltd.,
9.000%,
01/30/2028 1,275,752
0.3
1,475,000
(1)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 1,444,317
0.4
1,225,000
(1)
AdaptHealth LLC,
4.625%,
08/01/2029 1,062,786
0.3
1,350,000
(1)(2)
ADT Security Corp.,
4.125%,
08/01/2029 1,246,028
0.3
950,000
(1)
AHP Health Partners,
Inc., 5.750%,
07/15/2029 902,805
0.2
600,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 540,205
0.1
1,200,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.875%,
02/15/2028 1,187,008
0.3
900,000
(1)
Allied Universal Holdco
LLC/Allied Universal
Finance Corp./Atlas
Luxco 4 Sarl, 4.625%,
06/01/2028 820,939
0.2
1,700,000
(1)
Allied Universal Holdco
LLC/Allied Universal
Finance Corp./Atlas
Luxco 4 Sarl, 4.625%,
06/01/2028 1,552,567
0.4
1,200,000
(1)
Alta Equipment
Group, Inc., 9.000%,
06/01/2029 1,114,642
0.3
600,000
(1)
APi Group DE, Inc.,
4.125%,
07/15/2029 546,751
0.1
650,000
(1)
APi Group DE, Inc.,
4.750%,
10/15/2029 607,232
0.2
2,050,000
(1)(2)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 8.000%,
02/15/2031 2,032,192
0.5
1,425,000
(1)
Bausch Health
Cos., Inc., 4.875%,
06/01/2028 1,068,102
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,125,000
(1)
Bausch Health
Cos., Inc., 6.125%,
02/01/2027 $ 937,828
0.2
1,417,767  Bausch Lomb, 8.563%,
05/05/2027 1,404,770
0.3
1,350,000
(1)
BellRing Brands, Inc.,
7.000%,
03/15/2030 1,384,814
0.3
590,000
(1)
Brink's Co., 6.500%,
06/15/2029 596,681
0.1
590,000
(1)
Brink's Co., 6.750%,
06/15/2032 594,867
0.1
1,700,000
(1)
Cheplapharm
Arzneimittel GmbH,
5.500%,
01/15/2028 1,575,886
0.4
1,300,000
(1)
Chobani LLC / Chobani
Finance Corp., Inc.,
7.625%,
07/01/2029 1,340,503
0.3
2,675,000
(1)
CHS/Community Health
Systems, Inc., 5.250%,
05/15/2030 2,207,977
0.5
2,100,000
(1)
CHS/Community Health
Systems, Inc., 5.625%,
03/15/2027 1,957,435
0.5
1,550,000  Cimpress PLC, 7.000%,
06/15/2026 1,550,380
0.4
465,000
(1)
Concentra Escrow
Issuer Corp., 6.875%,
07/15/2032 471,701
0.1
1,425,000
(1)
CPI CG, Inc., 8.625%,
03/15/2026 1,456,795
0.4
1,250,000
(1)
CPI CG, Inc., 10.000%,
07/15/2029 1,298,275
0.3
450,000
(1)
DaVita, Inc., 3.750%,
02/15/2031 384,288
0.1
1,900,000
(1)
DaVita, Inc., 4.625%,
06/01/2030 1,718,492
0.4
1,600,000  Encompass Health
Corp., 4.750%,
02/01/2030 1,498,202
0.4
1,300,000
(1)(2)
Fiesta Purchaser, Inc.,
7.875%,
03/01/2031 1,344,430
0.3
450,000
(1)
Garda World Security
Corp., 4.625%,
02/15/2027 430,560
0.1
1,325,000
(1)
Garda World Security
Corp., 6.000%,
06/01/2029 1,210,152
0.3
1,400,000
(1)
Graham Holdings Co.,
5.750%,
06/01/2026 1,390,447
0.3
1,350,000
(1)
Jazz Securities DAC,
4.375%,
01/15/2029 1,254,465
0.3
1,500,000
(1)
LifePoint Health, Inc.,
10.000%,
06/01/2032 1,535,495
0.4
1,175,000
(1)
Medline Borrower L.P.,
3.875%,
04/01/2029 1,082,956
0.3
1,050,000
(1)
Medline Borrower L.P.,
5.250%,
10/01/2029 1,002,857
0.2
445,000
(1)
Medline Borrower L.P./
Medline Co-Issuer, Inc.,
6.250%,
04/01/2029 450,593
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,125,000
(1)
ModivCare, Inc.,
5.875%,
11/15/2025 $ 1,141,526
0.3
1,575,000
(1)
MPH Acquisition
Holdings LLC, 5.500%,
09/01/2028 1,190,879
0.3
1,300,000
(1)
NESCO Holdings
II, Inc., 5.500%,
04/15/2029 1,205,545
0.3
775,000  New Albertsons L.P.,
7.450%,
08/01/2029 817,437
0.2
1,900,000
(1)(2)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 5.125%,
04/30/2031 1,708,370
0.4
600,000
(1)(2)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 7.875%,
05/15/2034 617,252
0.2
1,600,000
(1)
Owens & Minor, Inc.,
6.625%,
04/01/2030 1,456,213
0.4
1,100,000  Perrigo Finance
Unlimited Co., 4.375%,
03/15/2026 1,064,899
0.3
1,175,000
(1)
Post Holdings, Inc.,
4.625%,
04/15/2030 1,080,462
0.3
1,775,000
(1)
Post Holdings, Inc.,
5.625%,
01/15/2028 1,749,007
0.4
1,950,000
(1)(2)
Prime Security Services
Borrower LLC / Prime
Finance, Inc., 6.250%,
01/15/2028 1,923,515
0.5
1,310,000
(1)
Primo Water Holdings,
Inc., 4.375%,
04/30/2029 1,207,905
0.3
1,350,000
(1)
Select Medical Corp.,
6.250%,
08/15/2026 1,357,757
0.3
1,175,000
(1)(2)
Simmons Foods, Inc./
Simmons Prepared
Foods,, Inc. ./
Simmons Pet Food,,
Inc../Simmons Feed,
4.625%,
03/01/2029 1,034,294
0.3
1,045,000
(1)
Sotera Health
Holdings LLC, 7.375%,
06/01/2031 1,047,858
0.3
1,175,000
(1)
Star Parent, Inc.,
9.000%,
10/01/2030 1,235,097
0.3
1,075,000
(1)
Teleflex, Inc., 4.250%,
06/01/2028 1,014,466
0.3
1,400,000  Tenet Healthcare Corp.,
5.125%,
11/01/2027 1,371,305
0.3
1,850,000
(2)
Tenet Healthcare Corp.,
6.125%,
10/01/2028 1,842,146
0.5
1,825,000  Tenet Healthcare Corp.,
6.125%,
06/15/2030 1,814,958
0.4
1,350,000
(1)
Triton Water Holdings,
Inc., 6.250%,
04/01/2029 1,303,224
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,125,000
(1)
United Natural
Foods, Inc., 6.750%,
10/15/2028 $ 1,016,714
0.3
1,175,000  United Rentals North
America, Inc., 4.875%,
01/15/2028 1,139,841
0.3
275,000  United Rentals North
America, Inc., 5.500%,
05/15/2027 273,117
0.1
1,525,000
(1)
Varex Imaging Corp.,
7.875%,
10/15/2027 1,553,565
0.4
1,400,000
(1)(2)
Wand NewCo 3, Inc.,
7.625%,
01/30/2032 1,447,092
0.4
550,000
(1)
Williams Scotsman
International, Inc.,
4.625%,
08/15/2028 520,560
0.1
1,250,000
(1)
Williams Scotsman
International, Inc.,
6.125%,
06/15/2025 1,249,363
0.3
79,866,542
19.8
Energy : 10.8%
875,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.375%,
06/15/2029 848,791
0.2
1,250,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.750%,
03/01/2027 1,240,685
0.3
1,025,000
(1)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.250%,
04/01/2028 1,016,101
0.2
600,000
(1)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.875%,
04/01/2027 602,892
0.1
1,500,000
(1)
Ascent Resources Utica
Holdings LLC / ARU
Finance Corp., 5.875%,
06/30/2029 1,467,019
0.4
375,000
(1)
Baytex Energy Corp.,
7.375%,
03/15/2032 381,359
0.1
1,425,000
(1)
Baytex Energy Corp.,
8.500%,
04/30/2030 1,491,469
0.4
1,700,000
(1)
Chord Energy Corp.,
6.375%,
06/01/2026 1,700,962
0.4
1,400,000
(1)
Crescent Energy
Finance LLC, 7.625%,
04/01/2032 1,427,840
0.3
875,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 7.125%,
06/01/2028 864,808
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
1,025,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 8.625%,
03/15/2029 $ 1,055,641
0.3
450,000
(1)
DT Midstream, Inc.,
4.125%,
06/15/2029 416,093
0.1
800,000
(1)
DT Midstream, Inc.,
4.375%,
06/15/2031 729,191
0.2
1,725,000
(1)
Earthstone Energy
Holdings LLC, 8.000%,
04/15/2027 1,765,356
0.4
1,550,000
(1)
Encino Acquisition
Partners Holdings LLC,
8.500%,
05/01/2028 1,580,845
0.4
345,000
(1)(2)
Encino Acquisition
Partners Holdings LLC,
8.750%,
05/01/2031 360,012
0.1
1,450,000
(1)
Enerflex Ltd., 9.000%,
10/15/2027 1,473,303
0.4
700,000
(1)
EQM Midstream
Partners L.P., 6.000%,
07/01/2025 700,604
0.2
1,150,000
(1)
Global Partners L.P.
/ GLP Finance Corp.,
8.250%,
01/15/2032 1,182,881
0.3
725,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
5.750%,
02/01/2029 702,100
0.2
800,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
04/15/2030 773,299
0.2
800,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
02/01/2031 766,548
0.2
1,375,000
(1)(2)
Kinetik Holdings L.P.,
5.875%,
06/15/2030 1,355,799
0.3
1,350,000
(1)
Kodiak Gas Services
LLC, 7.250%,
02/15/2029 1,384,926
0.3
325,000
(1)
Matador Resources Co.,
6.500%,
04/15/2032 325,266
0.1
1,600,000
(1)
Matador Resources Co.,
6.875%,
04/15/2028 1,625,995
0.4
1,325,000
(1)
Moss Creek Resources
Holdings, Inc., 7.500%,
01/15/2026 1,328,603
0.3
1,425,000  Murphy Oil Corp.,
6.375%,
07/15/2028 1,437,118
0.4
1,085,000
(1)
NGL Energy Operating
LLC / NGL Energy
Finance Corp., 8.125%,
02/15/2029 1,106,349
0.3
675,000
(1)
NGL Energy Operating
LLC / NGL Energy
Finance Corp., 8.375%,
02/15/2032 685,928
0.2
950,000
(1)
Permian Resources
Operating LLC, 5.875%,
07/01/2029 936,047
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
1,775,000  Southwestern
Energy Co., 5.375%,
02/01/2029 $ 1,726,468
0.4
300,000  Southwestern
Energy Co., 5.700%,
01/23/2025 299,752
0.1
400,000
(1)
Sunoco L.P., 7.000%,
05/01/2029 410,237
0.1
550,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
05/15/2029 514,784
0.1
1,175,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
04/30/2030 1,087,644
0.3
650,000
(1)
Talos Production, Inc.,
9.000%,
02/01/2029 682,720
0.2
850,000
(1)
Talos Production, Inc.,
9.375%,
02/01/2031 898,008
0.2
877,500
(1)
Transocean Poseidon
Ltd., 6.875%,
02/01/2027 877,081
0.2
200,000
(1)
Transocean Titan
Financing Ltd., 8.375%,
02/01/2028 206,617
0.0
1,350,000
(1)
Venture Global
Calcasieu Pass LLC,
4.125%,
08/15/2031 1,212,328
0.3
1,525,000
(1)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 1,572,286
0.4
1,400,000
(1)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 1,453,166
0.4
43,674,921
10.8
Financial : 8.1%
690,000
(1)
Acrisure LLC / Acrisure
Finance, Inc., 7.500%,
11/06/2030 691,009
0.2
685,000
(1)
Acrisure LLC / Acrisure
Finance, Inc., 8.500%,
06/15/2029 692,655
0.2
900,000  Ally Financial, Inc.,
5.750%,
11/20/2025 894,746
0.2
600,000
(2)
Ally Financial, Inc.,
6.700%,
02/14/2033 596,875
0.1
750,000
(1)
Ardonagh Finco Ltd.,
7.750%,
02/15/2031 742,042
0.2
600,000
(1)
Ardonagh Group
Finance Ltd., 8.875%,
02/15/2032 586,564
0.1
1,375,000
(1)
Aretec Escrow
Issuer, Inc., 7.500%,
04/01/2029 1,326,638
0.3
1,450,000
(1)
BroadStreet Partners,
Inc., 5.875%,
04/15/2029 1,354,262
0.3
1,200,000
(1)
Burford Capital Global
Finance LLC, 6.875%,
04/15/2030 1,179,488
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,165,000
(1)
CI Financial Corp.,
7.500%,
05/30/2029 $ 1,154,561
0.3
1,300,000
(1)
Freedom Mortgage
Corp., 6.625%,
01/15/2027 1,256,766
0.3
675,000
(1)
Freedom Mortgage
Corp., 12.250%,
10/01/2030 726,828
0.2
325,000
(1)(2)
Freedom Mortgage
Holdings LLC, 9.125%,
05/15/2031 316,664
0.1
350,000
(1)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.250%,
02/01/2027 331,848
0.1
1,175,000
(1)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.750%,
06/15/2029 1,086,324
0.3
450,000
(1)
Midcap Financial
Issuer Trust, 5.625%,
01/15/2030 390,165
0.1
1,100,000
(1)
Midcap Financial
Issuer Trust, 6.500%,
05/01/2028 1,041,459
0.3
1,175,000
(2)
MPT Operating
Partnership L.P. / MPT
Finance Corp., 4.625%,
08/01/2029 854,029
0.2
1,450,000
(2)
MPT Operating
Partnership L.P. / MPT
Finance Corp., 5.000%,
10/15/2027 1,198,901
0.3
1,025,000
(1)
Nationstar Mortgage
Holdings, Inc., 5.000%,
02/01/2026 1,004,288
0.3
1,490,000
(1)
Nationstar Mortgage
Holdings, Inc., 5.125%,
12/15/2030 1,367,620
0.3
650,000
(2)
Navient Corp., 4.875%,
03/15/2028 597,220
0.2
675,000  Navient Corp., 5.000%,
03/15/2027 645,050
0.2
550,000  Navient Corp., 6.750%,
06/25/2025 550,207
0.1
575,000  OneMain Finance
Corp., 4.000%,
09/15/2030 494,029
0.1
1,400,000  OneMain Finance
Corp., 5.375%,
11/15/2029 1,314,075
0.3
575,000  OneMain Finance
Corp., 7.125%,
03/15/2026 584,742
0.1
1,435,000
(1)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 1,452,513
0.4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,475,000
(1)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
7.000%,
02/01/2030 $ 1,493,814
0.4
1,050,000
(1)
PRA Group, Inc.,
5.000%,
10/01/2029 900,220
0.2
325,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 6.500%,
04/01/2032 325,290
0.1
1,525,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 1,578,148
0.4
625,000
(1)
RLJ Lodging Trust L.P.,
3.750%,
07/01/2026 594,839
0.1
225,000
(1)
United Wholesale
Mortgage LLC, 5.500%,
11/15/2025 223,542
0.1
1,800,000
(1)
United Wholesale
Mortgage LLC, 5.750%,
06/15/2027 1,758,852
0.4
1,260,000
(1)
VFH Parent LLC / Valor
Co-Issuer, Inc., 7.500%,
06/15/2031 1,267,094
0.3
32,573,367
8.1
Industrial : 12.3%
1,125,000
(1)
AAR Escrow Issuer
LLC, 6.750%,
03/15/2029 1,147,825
0.3
1,125,000
(1)(2)
AmeriTex HoldCo
Intermediate LLC,
10.250%,
10/15/2028 1,186,125
0.3
1,300,000
(1)
Ardagh Metal
Packaging Finance
USA LLC / Ardagh
Metal Packaging
Finance PLC, 4.000%,
09/01/2029 1,101,582
0.3
750,000
(1)(2)
Bombardier, Inc.,
7.000%,
06/01/2032 761,356
0.2
775,000
(1)(2)
Bombardier, Inc.,
7.500%,
02/01/2029 803,926
0.2
703,000
(1)
Bombardier, Inc.,
7.875%,
04/15/2027 705,228
0.2
350,000
(1)
Bombardier, Inc.,
8.750%,
11/15/2030 378,712
0.1
1,520,000
(1)
Brundage-Bone
Concrete Pumping
Holdings, Inc., 6.000%,
02/01/2026 1,504,636
0.4
295,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.125%,
01/15/2026 291,780
0.1
1,250,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 1,204,870
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
1,275,000
(1)
Chart Industries, Inc.,
7.500%,
01/01/2030 $ 1,319,135
0.3
1,275,000
(1)
Clean Harbors, Inc.,
6.375%,
02/01/2031 1,279,450
0.3
1,650,000
(1)
Clydesdale Acquisition
Holdings, Inc., 8.750%,
04/15/2030 1,617,000
0.4
1,575,000
(1)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 1,589,257
0.4
1,800,000
(1)(2)
Energizer Holdings,
Inc., 4.750%,
06/15/2028 1,686,788
0.4
1,500,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 5.500%,
05/01/2028 1,455,804
0.4
800,000
(1)(2)
Fortress Transportation
and Infrastructure
Investors LLC, 7.000%,
05/01/2031 818,158
0.2
1,300,000
(1)
GFL Environmental,
Inc., 4.000%,
08/01/2028 1,209,246
0.3
775,000
(1)
GFL Environmental,
Inc., 4.375%,
08/15/2029 714,918
0.2
575,000
(1)
Global Infrastructure
Solutions, Inc., 5.625%,
06/01/2029 543,688
0.1
575,000
(1)
Global Infrastructure
Solutions, Inc., 7.500%,
04/15/2032 564,634
0.1
1,460,000
(1)
Graham Packaging
Co., Inc., 7.125%,
08/15/2028 1,380,754
0.3
1,700,000
(1)
Imola Merger Corp.,
4.750%,
05/15/2029 1,590,633
0.4
775,000
(1)(3)
Intelligent Packaging
Holdco Issuer L.P.,
9.000% (PIK Rate
9.750%, Cash Rate
9.000%),
01/15/2026 742,450
0.2
1,175,000
(1)
Intelligent Packaging
Ltd. Finco, Inc. /
Intelligent Packaging
Ltd. Co-Issuer LLC,
6.000%,
09/15/2028 1,139,007
0.3
1,450,000
(1)
Madison IAQ LLC,
5.875%,
06/30/2029 1,350,456
0.3
1,000,000
(1)
Masterbrand, Inc.,
7.000%,
07/15/2032 1,011,976
0.2
1,425,000
(1)
New Enterprise Stone &
Lime Co., Inc., 9.750%,
07/15/2028 1,451,354
0.4
2,000,000
(1)(2)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 1,999,028
0.5
1,275,000
(1)
Rolls-Royce PLC,
3.625%,
10/14/2025 1,240,570
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
1,450,000
(1)
Sealed Air Corp.,
4.000%,
12/01/2027 $ 1,364,765
0.3
275,000
(1)
Sealed Air Corp.,
5.125%,
12/01/2024 274,086
0.1
625,000
(1)(2)
Sealed Air Corp/Sealed
Air Corp. US, 6.125%,
02/01/2028 624,099
0.1
695,000
(1)
Sensata Technologies
BV, 5.000%,
10/01/2025 701,216
0.2
1,475,000
(1)
Sensata Technologies,
Inc., 3.750%,
02/15/2031 1,286,685
0.3
1,575,000
(1)
Smyrna Ready Mix
Concrete LLC, 8.875%,
11/15/2031 1,672,628
0.4
1,175,000
(1)
Standard Industries,
Inc., 3.375%,
01/15/2031 991,254
0.2
700,000
(1)
Standard Industries,
Inc., 4.375%,
07/15/2030 633,046
0.1
1,100,000
(1)
Summit Materials LLC
/ Summit Materials
Finance Corp., 5.250%,
01/15/2029 1,061,618
0.3
1,070,000
(1)
Summit Materials LLC
/ Summit Materials
Finance Corp., 6.500%,
03/15/2027 1,073,129
0.3
2,000,000
(1)
TK Elevator Holdco
GmbH, 7.625%,
07/15/2028 1,986,835
0.5
1,275,000
(2)
TransDigm, Inc.,
4.625%,
01/15/2029 1,190,721
0.3
1,225,000  TransDigm, Inc.,
5.500%,
11/15/2027 1,203,953
0.3
965,000
(1)
TransDigm, Inc.,
6.625%,
03/01/2032 975,914
0.2
1,125,000
(1)
Weekley Homes LLC /
Weekley Finance Corp.,
4.875%,
09/15/2028 1,043,146
0.3
49,873,441
12.3
Technology : 2.9%
2,900,000
(1)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 2,787,073
0.7
500,000  COTIVITI HLD 8.5735,
04/30/2031 500,235
0.1
875,000
(1)
Entegris Escrow Corp.,
5.950%,
06/15/2030 866,879
0.2
575,000
(1)
Entegris, Inc., 3.625%,
05/01/2029 516,673
0.1
1,200,000
(1)(2)
Fortress Intermediate
3, Inc., 7.500%,
06/01/2031 1,230,960
0.3
1,375,000
(1)
NCR Atleos Escrow
Corp., 9.500%,
04/01/2029 1,487,277
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
675,000
(1)
Open Text Corp.,
3.875%,
12/01/2029 $ 605,716
0.2
1,275,000
(1)
Open Text Holdings,
Inc., 4.125%,
02/15/2030 1,150,796
0.3
1,450,000
(1)
UKG, Inc., 6.875%,
02/01/2031 1,469,198
0.4
1,075,000
(1)
Virtusa Corp., 7.125%,
12/15/2028 990,327
0.2
11,605,134
2.9
Utilities : 1.8%
900,000
(1)
Calpine Corp., 4.500%,
02/15/2028 855,825
0.2
675,000
(1)
Calpine Corp., 5.000%,
02/01/2031 630,401
0.1
1,150,000
(1)
Calpine Corp., 5.125%,
03/15/2028 1,106,873
0.3
250,000
(1)
Calpine Corp., 5.250%,
06/01/2026 247,446
0.1
1,175,000  TransAlta Corp.,
7.750%,
11/15/2029 1,226,997
0.3
725,000
(1)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 675,557
0.2
1,325,000
(1)
Vistra Operations
Co. LLC, 5.500%,
09/01/2026 1,307,577
0.3
625,000
(1)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 614,972
0.1
800,000
(1)
Vistra Operations
Co. LLC, 7.750%,
10/15/2031 833,741
0.2
7,499,389
1.8
Total Corporate Bonds/
Notes
(Cost $377,653,485)
378,604,443
93.7
BANK LOANS : 3.5%
Consumer, Cyclical : 0.3%
1,425,000
(5)
American Greetings
Corp.,
10/23/2029 1,435,179
0.3
Consumer, Non-Cyclical : 0.3%
1,419,063  Kuehg Corp., Term
Loan B, 9.823%,
(TSFR3M+4.500%),
06/12/2030 1,426,268
0.3
Energy : 0.7%
1,425,000
(5)
Epic Ygrade,
06/29/2029 1,426,337
0.4
1,250,000  Goodnight Water
Solutions Holdings,
LLC, 10.572%,
05/31/2029 1,246,875
0.3
2,673,212
0.7
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Financial : 1.2%
1,025,000  Advisor Group,
Inc., 2023 Term
Loan B, 8.840%,
(TSFR1M+3.500%),
08/16/2028 $ 1,029,393
0.2
3,047,363  HUB International
Ltd, 2024 Term
Loan B, 8.840%,
(TSFR1M+3.500%),
06/20/2030 3,057,325
0.8
712,500  Truist Financial,
2nd Lien Term
Loan, 10.060%,
(TSFR1M+3.500%),
03/31/2032 728,234
0.2
4,814,952
1.2
Industrial : 0.3%
1,200,000
(5)
Northstar Group
Services, Inc.,
05/08/2030 1,202,625
0.3
Technology : 0.7%
1,425,000  Cotiviti Corporation,
2024 Term
Loan, 8.571%,
(TSFR1M+3.500%),
02/22/2031 1,425,668
0.4
1,250,000  Nielsen Consumer
Inc., 2023 USD
Fifth Amendment
Incremental Term
Loan, 11.549%,
(TSFR3M+6.250%),
03/06/2028 1,256,250
0.3
2,681,918
0.7
Total Bank Loans
(Cost $14,094,698)
14,234,154
3.5
Total Long-Term
Investments
(Cost $391,748,183)
392,838,597
97.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 14.7%
Commercial Paper : 2.9%
5,000,000  Concord
Minutemen Capital
Co. LLC,
10.900
%,
07/02/2024 4,997,025
1.2
6,900,000
Enterprise,
16.460
%,
07/01/2024 6,896,881
1.7
Total Commercial Paper
(Cost $11,899,257)
11,893,906
2.9

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements : 9.0%
11,243,491
(6)
Bethesda Securities,
Repurchase
Agreement dated
06/28/2024, 5.450%,
due 07/01/2024
(Repurchase Amount
$11,248,527,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.500%-
6.070%, Market Value
plus accrued interest
$11,468,361, due
10/01/27-01/01/57)
$ 11,243,491
2.8
11,243,491
(6)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
06/28/2024, 5.430%,
due 07/01/2024
(Repurchase Amount
$11,248,509,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$11,468,361, due
08/08/24-04/20/74)
11,243,491
2.8
767,803
(6)
Citadel Securities
LLC, Repurchase
Agreement dated
06/28/2024, 5.400%,
due 07/01/2024
(Repurchase Amount
$768,144, collateralized
by various U.S.
Government Securities,
0.000%-5.550%, Market
Value plus accrued
interest $783,512, due
07/15/24-05/15/54)
767,803
0.2
1,795,623
(6)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
06/28/2024, 5.350%,
due 07/01/2024
(Repurchase
Amount $1,796,413,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$1,831,609, due
07/11/24-07/01/54)
1,795,623
0.4
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
11,243,491
(6)
Marex Capital Markets
Inc., Repurchase
Agreement dated
06/28/2024, 5.440%,
due 07/01/2024
(Repurchase Amount
$11,248,518,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.125%-
7.000%, Market Value
plus accrued interest
$11,468,364, due
01/15/25-11/01/53)
$ 11,243,491
2.8
Total Repurchase
Agreements
(Cost $36,293,899)
36,293,899
9.0
Time Deposits : 2.7%
1,150,000
(6)
BNP Paribas SA,
5.290
%,
07/01/2024 1,150,000
0.3
1,150,000
(6)
Canadian Imperial Bank
of Commerce,
5.310
%,
07/01/2024 1,150,000
0.3
880,000
(6)
Credit Agricole
Corporate and
Investment Bank,
5.300
%,
07/01/2024 880,000
0.2
1,070,000
(6)
DZ Bank AG,
5.300
%,
07/01/2024 1,070,000
0.3
1,110,000
(6)
HSBC Bank PLC,
5.380
%,
07/01/2024 1,110,000
0.3
970,000
(6)
Landesbank
Hessen Thueringen
Girozentrale,
5.320
%,
07/01/2024 970,000
0.2
1,110,000
(6)
Mizuho Bank Ltd.,
5.320
%,
07/01/2024 1,110,000
0.3
1,150,000
(6)
Royal Bank of Canada,
5.320
%,
07/01/2024 1,150,000
0.3
1,120,000
(6)
Skandinaviska Enskilda
Banken AB,
5.310
%,
07/01/2024 1,120,000
0.3
1,040,000
(6)
Svenska
Handelsbanken AB,
5.310
%,
07/01/2024 1,040,000
0.2
Total Time Deposits
(Cost $10,750,000)
10,750,000
2.7

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya High Yield Bond Fund
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.1%
574,000
(7)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
(Cost $574,000) $ 574,000 0.1
Total Short-Term
Investments
(Cost $59,517,156)
$ 59,511,805
14.7
Total Investments in
Securities
(Cost $451,265,339) $ 452,350,402 111.9
Liabilities in Excess of
Other Assets
(48,134,620) (11.9)
Net Assets $ 404,215,782 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion.
Rates shown are the current rate and possible payment rates.
(4)
Variable rate security. Rate shown is the rate in effect as of June
30, 2024.
(5)
Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)
Rate shown is the 7-day yield as of June 30, 2024.
Reference Rate Abbreviations:
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya High Yield Bond Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 378,604,443 $ — $ 378,604,443
Bank Loans — 14,234,154 — 14,234,154
Short-Term Investments 574,000 58,937,805 — 59,511,805
Total Investments, at fair value $ 574,000 $ 451,776,402 $ — $ 452,350,402
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 6,798,123
Gross Unrealized Depreciation (5,713,059)
Net Unrealized Appreciation $ 1,085,064